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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson AssetAllocation Series

 October 31, 2011

Ticker Symbols:

 Class

 Conservative

 Allocation

 Fund

 Moderate

 Allocation

 Fund

 Growth

 Allocation

 Fund

 Aggressive

 Allocation

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 PIAAX

 B

 PIBVX

 PIBLX

 GRABX

 IALBX

 C

 PICVX

 PIDCX

 GRACX

 IALCX

 Y

 IBBCX

 IMOYX

 IBGYX

 IBAYX

Schedule of Investments |10/31/11  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

 Shares

 Value

 MUTUAL FUNDS —95.1%

 PIONEER FUNDS* —95.1%

 249,477

 Pioneer Absolute Return Credit Fund Class Y

 $ 2,384,998

 1,421,118

 Pioneer Bond Fund Class Y

   13,600,095

 70,355

 Pioneer Cullen Value Fund Class Y

   1,223,470

 183,457

 Pioneer Disciplined Growth Fund Class Y

   1,832,735

 241,650

 Pioneer Disciplined Value Fund Class Y

   2,046,775

 21,651

 Pioneer Emerging Markets Fund Class Y

   577,661

 46,148

 Pioneer Equity Income Fund Class Y

   1,217,385

 89,411

 Pioneer Floating Rate Fund Class Y

   606,208

 62,680

 Pioneer Fund Class Y

   2,455,191

 102,732

 Pioneer Fundamental Growth Fund Class Y

   1,230,729

 106,110

 Pioneer Global Aggregate Bond Fund Class Y

   1,199,047

 197,286

 Pioneer Global Equity Fund Class Y

   1,844,628

 313,039

 Pioneer Global High Yield Fund Class Y

   3,023,960

 22,371

 Pioneer Growth Opportunities Fund Class Y

   621,683

 83,251

 Pioneer High Yield Fund Class Y

   805,041

 129,898

 Pioneer International Value Fund Class Y

   2,432,993

 58,831

 Pioneer Mid Cap Value Fund Class Y

   1,227,805

 59,253

 Pioneer Multi-Asset Floating Rate Fund Class Y

   591,935

 886

 Pioneer Real Estate Shares Fund Class Y

   19,251

 128,000

 Pioneer Research Fund Class Y

   1,231,364

 34,155

 Pioneer Select Mid Cap Growth Fund Class Y

   620,946

 1,306,216

 Pioneer Short Term Income Fund Class Y

   12,552,737

 389,529

 Pioneer Strategic Income Fund Class Y

   4,238,072

 TOTAL MUTUAL FUNDS

 (Cost $52,637,424)

 $ 57,584,709

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—4.3%

 TIME DEPOSIT — 4.3%

 $2,586,674

 HSBC Bank Grand Cayman, 0.03%, 11/1/11

 $ 2,586,674

 TOTAL TIME DEPOSIT

 (Cost $2,586,674)

 $ 2,586,674

 TOTAL INVESTMENTS IN SECURITIES — 99.4%

 (Cost $55,224,098)  (a)

 $ 60,171,383

 OTHER ASSETS AND LIABILITIES -0.6%

 $ 355,322

 TOTAL NET ASSETS — 100.0%

 $ 60,526,705

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $55,224,098 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 5,008,915

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (61,630)

 Net unrealized gain

 $ 4,947,285

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments |10/31/11  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $57,584,709

   $                  –

 $      –

 $57,584,709

 Temporary Cash Investment

                       –

 2,586,674

          –

 2,586,674

 Total

 $57,584,709

 $2,586,674

 $      –

 $60,171,383

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —97.8%

 PIONEER FUNDS* —97.8%

 393,087

 Pioneer Absolute Return Credit Fund Class Y

 $ 3,757,910

 2,826,252

 Pioneer Bond Fund Class Y

   27,047,232

 465,598

 Pioneer Cullen Value Fund Class Y

   8,096,746

 975,331

 Pioneer Disciplined Growth Fund Class Y

   9,743,559

 1,093,591

 Pioneer Disciplined Value Fund Class Y

   9,262,713

 274,585

 Pioneer Emerging Markets Fund Class Y

   7,325,921

 182,606

 Pioneer Equity Income Fund Class Y

   4,817,141

 311,407

 Pioneer Fund Class Y

   12,197,816

 705,745

 Pioneer Fundamental Growth Fund Class Y

   8,454,820

 156,553

 Pioneer Global Aggregate Bond Fund Class Y

   1,769,052

 1,418,894

 Pioneer Global Equity Fund Class Y

   13,266,658

 634,475

 Pioneer Global High Yield Fund Class Y

   6,129,025

 219,751

 Pioneer Growth Opportunities Fund Class Y

   6,106,888

 264,337

 Pioneer High Yield Fund Class Y

   2,556,138

 752,845

 Pioneer International Value Fund Class Y

   14,100,790

 478,309

 Pioneer Mid Cap Value Fund Class Y

   9,982,305

 70,235

 Pioneer Multi-Asset Floating Rate Fund Class Y

   701,647

 203,055

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,046,987

 113,996

 Pioneer Real Estate Shares Fund Class Y

   2,477,124

 429,901

 Pioneer Research Fund Class Y

   4,135,645

 228,087

 Pioneer Select Mid Cap Growth Fund Class Y

   4,146,625

 2,539,571

 Pioneer Short Term Income Fund Class Y

   24,405,277

 364,864

 Pioneer Strategic Income Fund Class Y

   3,969,716

 TOTAL MUTUAL FUNDS

 (Cost $168,017,315)

 $ 190,497,735

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—1.8%

 TIME DEPOSIT — 1.8%

 $3,527,054

 Wells Fargo Grand Cayman, 0.03%, 11/1/11

 $ 3,527,054

 TOTAL TIME DEPOSIT

 (Cost $3,527,054)

 $ 3,527,054

 TOTAL INVESTMENTS IN SECURITIES — 99.6%

 (Cost $171,544,369)  (a)

 $ 194,024,789

 OTHER ASSETS AND LIABILITIES -0.4%

 $ 859,025

 TOTAL NET ASSETS — 100.0%

 $ 194,883,814

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $171,544,369 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 22,714,302

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (233,882)

 Net unrealized gain

 $ 22,480,420

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $190,497,735

   $                 –

 $     –

 $190,497,735

 Temporary Cash Investment

                          –

 3,527,054

         –

 3,527,054

 Total

 $190,497,735

 $  3,527,054

 $     –

 $194,024,789

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Growth Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.9%

 PIONEER FUNDS* —99.9%

 2,078,923

 Pioneer Bond Fund Class Y

 $ 19,895,295

 584,212

 Pioneer Cullen Value Fund Class Y

   10,159,449

 1,192,859

 Pioneer Disciplined Growth Fund Class Y

   11,916,656

 1,265,180

 Pioneer Disciplined Value Fund Class Y

   10,716,076

 391,011

 Pioneer Emerging Markets Fund Class Y

   10,432,161

 320,206

 Pioneer Equity Income Fund Class Y

   8,447,023

 373,151

 Pioneer Fund Class Y

   14,616,336

 1,105,589

 Pioneer Fundamental Growth Fund Class Y

   13,244,961

 244,097

 Pioneer Global Aggregate Bond Fund Class Y

   2,758,292

 1,774,866

 Pioneer Global Equity Fund Class Y

   16,594,995

 454,162

 Pioneer Global High Yield Fund Class Y

   4,387,205

 284,681

 Pioneer Growth Opportunities Fund Class Y

   7,911,297

 139,783

 Pioneer High Yield Fund Class Y

   1,351,701

 860

 Pioneer Independence Fund Class Y

   10,006

 1,066,708

 Pioneer International Value Fund Class Y

   19,979,442

 689,395

 Pioneer Mid Cap Value Fund Class Y

   14,387,673

 777

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   9,575

 209,807

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,248,067

 237,858

 Pioneer Real Estate Shares Fund Class Y

   5,168,665

 691,831

 Pioneer Research Fund Class Y

   6,655,417

 245,380

 Pioneer Select Mid Cap Growth Fund Class Y

   4,461,001

 1,592,362

 Pioneer Short Term Income Fund Class Y

   15,302,596

 389,784

 Pioneer Strategic Income Fund Class Y

   4,240,846

 835

 Pioneer Value Fund Class Y

   9,148

 TOTAL MUTUAL FUNDS

 (Cost $182,997,114)

 $ 208,903,883

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.2%

 TIME DEPOSIT — 0.2%

 $454,392

 Citibank Nassau, 0.03%, 11/1/11

 $ 454,392

 TOTAL TIME DEPOSIT

 (Cost $454,392)

 $ 454,392

 TOTAL INVESTMENTS IN SECURITIES — 100.1%

 (Cost $183,451,506)  (a)

 $ 209,358,275

 OTHER ASSETS AND LIABILITIES -(0.1)%

 $ (278,909)

 TOTAL NET ASSETS — 100.0%

 $ 209,079,366

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $183,451,506 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 26,274,751

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (367,982)

 Net unrealized gain

 $ 25,906,769

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Growth Allocation Fund

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $208,903,883

   $                  –

 $       –

 $208,903,883

 Temporary Cash Investment

                          –

 454,392

           –

 454,392

 Total

 $208,903,883

 $     454,392

 $       –

 $209,358,275

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —100.1%

 PIONEER FUNDS* —100.1%

 765,943

 Pioneer Bond Fund Class Y

 $ 7,330,072

 332,815

 Pioneer Cullen Value Fund Class Y

   5,787,647

 602,172

 Pioneer Disciplined Growth Fund Class Y

   6,015,700

 655,452

 Pioneer Disciplined Value Fund Class Y

   5,551,681

 287,499

 Pioneer Emerging Markets Fund Class Y

   7,670,486

 226,287

 Pioneer Equity Income Fund Class Y

   5,969,454

 209,596

 Pioneer Fund Class Y

   8,209,878

 670,144

 Pioneer Fundamental Growth Fund Class Y

   8,028,322

 1,181,089

 Pioneer Global Equity Fund Class Y

   11,043,185

 198,511

 Pioneer Growth Opportunities Fund Class Y

   5,516,620

 899,434

 Pioneer International Value Fund Class Y

   16,846,390

 604,691

 Pioneer Mid Cap Value Fund Class Y

   12,619,899

 151,334

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   4,506,726

 182,417

 Pioneer Real Estate Shares Fund Class Y

   3,963,919

 387,993

 Pioneer Research Fund Class Y

   3,732,488

 205,548

 Pioneer Select Mid Cap Growth Fund Class Y

   3,736,865

 25,589

 Pioneer Short Term Income Fund Class Y

   245,914

 218,980

 Pioneer Strategic Income Fund Class Y

   2,382,500

 TOTAL INVESTMENTS IN SECURITIES — 100.1%

 (Cost $101,256,399)  (a)

 $ 119,157,746

 OTHER ASSETS AND LIABILITIES -(0.1)%

 $ (118,530)

 TOTAL NET ASSETS — 100.0%

 $ 119,039,216

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $101,256,399 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 18,338,330

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (436,983)

 Net unrealized gain

 $ 17,901,347

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

Schedule of Investments | 10/31/11 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $119,157,746

 $         –

 $      –

 $119,157,746

 Total

 $119,157,746

 $         –

 $       –

 $119,157,746

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2011

* Print the name and title of each signing officer under his or her signature.